Parent company only condensed financial information - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Parent company only condensed financial information
Net cash generated from operating activities	¥ 1,725,948	$ 236,454	¥ 1,988,674	¥ 283,677
Net cash (used in) generated from investing activities	(520,554)	(71,316)	(600,521)	(192,225)
Net cash (used in) generated from financing activities	(426,595)	(58,443)	(146,916)	456,310
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(922)	(128)	10,409	2,816
Net increase in cash and cash equivalents and restricted cash	777,877	106,569	1,251,646	550,578
Cash and cash equivalents and restricted cash at the beginning of the year	2,841,753	389,319	1,590,107	1,039,529
Cash and cash equivalents and restricted cash at the end of the year	3,619,630	495,888	2,841,753	1,590,107
Parent company
Parent company only condensed financial information
Net cash generated from operating activities	11,082	1,518	(251)	(10,617)
Net cash (used in) generated from investing activities	204,704	28,044	(22,417)	(157,808)
Net cash (used in) generated from financing activities	311,202	42,635	(44,958)	392,140
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(4,750)	(650)	7,263	1,578
Net increase in cash and cash equivalents and restricted cash	522,238	71,547	(60,363)	225,293
Cash and cash equivalents and restricted cash at the beginning of the year	218,975	29,999	279,338	54,045
Cash and cash equivalents and restricted cash at the end of the year	¥ 741,213	$ 101,546	¥ 218,975	¥ 279,338